Acquisitions - Narrative (Details) - USD ($)			3 Months Ended		8 Months Ended	12 Months Ended
	Aug. 05, 2022	Sep. 28, 2021	Dec. 25, 2022	Jun. 26, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2024	Mar. 31, 2024
Business Acquisition [Line Items]
Contingent consideration								$ 750,000
Vista Outdoor Inc.
Business Acquisition [Line Items]
Contingent consideration					$ 8,586,000		$ 2,806,000	3,556,000
Fox Racing | Vista Outdoor Inc.
Business Acquisition [Line Items]
Business combination, pro forma information, revenue of acquiree since acquisition date					180,320,000
Business combination, pro forma information, net income (loss) of acquiree since acquisition date					(18,857,000)
Contingent consideration						$ 0
Business combination, consideration transferred	$ 575,534,000
Stone Glacier | Vista Outdoor Inc.
Business Acquisition [Line Items]
Contingent consideration					$ 2,806,000	9,939,000	$ 2,806,000
Fiber Energy Products | Vista Outdoor Inc.
Business Acquisition [Line Items]
Contingent consideration			$ 3,625,000
Foresight Sports | Vista Outdoor Inc.
Business Acquisition [Line Items]
Business combination, pro forma information, revenue of acquiree since acquisition date						61,173,000
Business combination, pro forma information, net income (loss) of acquiree since acquisition date						$ 18,423,000
Business combination, consideration transferred		$ 470,772,000	470,772
Foresight Sports | Employee Retention Payments | Vista Outdoor Inc.
Business Acquisition [Line Items]
Business combination, separately recognized transactions, post combination compensation expense			5,599,000
Foresight Sports | Contingent Payments Related To Net Sales Targets Being Met | Vista Outdoor Inc.
Business Acquisition [Line Items]
Business combination, separately recognized transactions, post combination compensation expense			25,000,000
QuietKat | Vista Outdoor Inc.
Business Acquisition [Line Items]
Contingent consideration			$ 22,400,000					$ 750,000
Other payments to acquire businesses				$ 13,000,000
Business acquisition, milestone payment period (in years)				3 years